Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2018
Accounting Policies [Abstract]
Number of stock or stock options granted		283,643
Account payable	$ 198,550	$ 198,550	$ 124,025
Stock options exercised
Number of warrants issued